                            SAFECO COMMON STOCK TRUST
                            SAFECO MANAGED BOND TRUST
                            SAFECO TAXABLE BOND TRUST
                          SAFECO TAX-EXEMPT BOND TRUST
                            SAFECO MONEY MARKET TRUST



       SUPPLEMENT TO THE ADVISOR CLASSES PROSPECTUS DATED MAY 1, 2002 AND
              SUPPLEMENTED DECEMBER 16, 2002 AND FEBRUARY 12, 2003

                       SUPPLEMENT DATED FEBRUARY 20, 2003




Effective February 14, 2003, the following information replaces the last paragraph on page 4 regarding Fund Manager:



The SAFECO Growth Opportunities Fund is managed by a team of investment professionals at SAM. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.





                            [SAFECO LOGO]
GMF 4425                                                                   02/03

                            SAFECO COMMON STOCK TRUST
                            SAFECO MANAGED BOND TRUST
                            SAFECO TAXABLE BOND TRUST
                          SAFECO TAX-EXEMPT BOND TRUST
                            SAFECO MONEY MARKET TRUST



        SUPPLEMENT TO THE INVESTOR CLASS PROSPECTUS DATED MAY 1, 2002 AND
                 SUPPLEMENTED MAY 1, 2002 AND FEBRUARY 12, 2003

                       SUPPLEMENT DATED FEBRUARY 20, 2003




Effective February 14, 2003, the following information replaces the last paragraph on page 3 regarding Fund Manager:



The SAFECO Growth Opportunities Fund is managed by a team of investment professionals at SAM. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.






                          [SAFECO LOGO]
GMF  1180                                                                  02/03